Significant accounting policies, Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Going concern [Abstract]
Loss after income tax	$ (171,871)	$ (419,770)	$ (60,390)
Net operating cash inflows	6,045	21,557	$ 1,761
Net current assets	65,229	75,148
Net assets	$ 305,361	$ 437,362
Minimum [Member]
Going concern [Abstract]
Period to adequate cash reserves to enable to meet its obligations from date of approval	1 year